Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ (200)	$ 510	$ 40
Amortization of net actuarial gain (loss)	(135)	(152)	(141)
Total recognized in other comprehensive income	(461)	244	(93)
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	17	14	11
Interest cost	296	325	419
Expected return on plan assets	(598)	(603)	(567)
Amortization of net actuarial loss (gain)	140	157	148
Amortization of prior service credit	0	0	0
Settlement loss	134	121	0
Net periodic benefit cost	(11)	14	11
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(142)	517	38
Amortization of net actuarial gain (loss)	(140)	(157)	(148)
Amortization of prior service credit	0	0	0
Settlement	(134)	(121)	0
Total recognized in other comprehensive income	(416)	239	(110)
Total recognized in net periodic benefit cost and other comprehensive income	(427)	253	(99)
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	12	16	22
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	15	14	10
Amortization of prior service credit	0	0	0
Settlement loss	2	3	2
Net periodic benefit cost	29	33	34
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(18)	25	49
Amortization of net actuarial gain (loss)	(15)	(14)	(10)
Amortization of prior service credit	0	0	0
Settlement	(2)	(3)	(2)
Total recognized in other comprehensive income	(35)	8	37
Total recognized in net periodic benefit cost and other comprehensive income	(6)	41	71
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	11	16	23
Expected return on plan assets	(19)	(21)	(28)
Amortization of net actuarial loss (gain)	(20)	(19)	(17)
Amortization of prior service credit	(10)	(10)	(10)
Settlement loss	0	0	0
Net periodic benefit cost	(38)	(34)	(32)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(40)	(32)	(47)
Amortization of net actuarial gain (loss)	20	19	17
Amortization of prior service credit	10	10	10
Settlement	0	0	0
Total recognized in other comprehensive income	(10)	(3)	(20)
Total recognized in net periodic benefit cost and other comprehensive income	$ (48)	$ (37)	$ (52)